LONG TERM DEPOSIT (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 11, 2013	Dec. 31, 2014
Certificates of Deposit, at Carrying Value	$ 10,000
Certificate Of Deposit Stated Interest Rate	1.75%
Certificate Of Deposit Expiration Date		Mar. 11, 2014